Other Long-Lived Assets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2013 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY
Schedule of Other Assets [Line Items]
Deferred employee compensation	$ 55,857	338,139	5,459,354
Prepayment and deposits for property, equipment and software	0	0	32,819,483
Long-term receivable, non current				2,524,091	15,280,089	22,188,652
Others	76,359	462,255	469,286
Total	$ 2,656,307	16,080,483	60,936,775